Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,222	$ 3,258
Short-term deposits	1,226	581
Marketable securities	1,635	679
Trade accounts receivable, net	1,731	1,970
Inventories	2,698	2,583
Other current assets	1,295	734
Total current assets	11,807	9,805
Goodwill	303	297
Other intangible assets, net	367	405
Property, plant and equipment, net	10,554	8,201
Non-current deferred tax assets	592	602
Long-term investments	22	11
Other non-current assets	808	661
Total assets	24,453	19,982
Current liabilities:
Short-term debt	217	175
Trade accounts payable	1,856	2,122
Other payables and accrued liabilities	1,525	1,385
Dividends payable to stockholders	54	60
Accrued income tax	78	95
Total current liabilities	3,730	3,837
Long-term debt	2,710	2,542
Post-employment benefit obligations	372	331
Long-term deferred tax liabilities	54	60
Other long-term liabilities	735	454
Total liabilities	7,601	7,224
Equity, Attributable to Parent [Abstract]
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 911,281,920 shares issued, 902,771,081 shares outstanding as of December 31, 2023)	1,157	1,157
Additional paid-in-capital	2,866	2,631
Retained earnings	12,470	8,713
Accumulated other comprehensive income	613	460
Treasury stock	(377)	(268)
Total parent company stockholders' equity	16,729	12,693
Noncontrolling interest	123	65
Total stockholders' equity	16,852	12,758
Total liabilities and stockholders' equity	$ 24,453	$ 19,982